Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Acquisition
Acquisition

(7) Acquisition

On June 15, 2021, the Company completed its merger with Obalon, which was treated as a reverse acquisition for accounting purposes, for an aggregate purchase price of $30.6 million. This includes the issuance of 66,801 shares of common stock valued at $30.6 million at the closing market price on the day of merger and the cancellation of 53,607 shares of common stock. As a result of the controlling interest of the former shareholders of ReShape, for financial statement reporting and accounting purposes, ReShape was considered the acquirer under the acquisition method of accounting in accordance with ASC 805-10-55. The reverse acquisition is deemed a capital transaction in substance whereas the historical assets and liabilities of Obalon before the business combination were replaced with the historical financial statements of ReShape in all future filings with the SEC. There were no acquisition related costs recognized for the three months and nine months ended September 30, 2022.

Tangible and intangible assets acquired were recorded based on their estimated fair values at the acquisition date. The excess of the purchase price over the fair value of the net assets acquired was recorded to goodwill. The following table summarizes the fair values of the assets acquired and liabilities assumed, primarily related to inventory, developed technology, goodwill (including the deductibility for tax purposes) and income tax related accruals:

Current assets	$5,887
Property and equipment, net	796
Right-of-use assets	335
Other assets	1,898
Goodwill	21,566
Developed technology	2,730
Liabilities assumed	(2,650)
Total purchase price	30,562
Less: cash acquired	(5,207)
Total purchase price, net of cash acquired	$25,355

As part of the warrant agreements there was a provision that would provide the holders, at their election, a cash payment based on a Black-Scholes valuation of the warrants in connection with certain fundamental transactions. This clause could be exercised by the holders for 30 days subsequent to the date of the transaction. The Company performed a preliminary valuation of the warrants and recorded a liability at the time of the merger of $2.0 million. During the third quarter of 2021, the Company completed its valuation of these warrants which resulted in a liability for the warrants of $1.3 million, a decrease of $0.7 million, which had a corresponding decrease to goodwill. The Company had one of the holders exercise the fundamental transaction option, and rather than paying cash both parties agreed on the Company issuing shares of common stock and new warrants to this investor. See Notes 8 and 9 below for additional details. As the 30 day period passed, the Company valued the remaining warrants using a Black-Scholes model with an exercise price ranging from $660.00 to $750.00 per share, a risk free rate of 0.44%, a volatility rate of 122.1% and a dividend rate of

0. This resulted in a total fair value of $0.9 million as of July 15, 2021, with the change in fair value being recognized as a component of warrant expense. The ending liability of $0.5 million was reclassified from a current liability to additional paid-in capital.

Goodwill includes expected synergies and other benefits the Company believes will result from the acquisition. The developed technology has been capitalized at fair value as an intangible asset with an estimated life of 15 years. The developed technology was determined using the income approach. This approach determines fair value based on cash flow projections which are discounted to present value using a risk-adjusted rate of return, using nonrecurring Level 3 inputs. The discount rate used was 22.0%. For the year ended December 31, 2021, the Company fully impaired goodwill due to the decline in market capitalization.

(10)	Acquisition

On June 15, 2021, the Company completed the merger with Obalon, which was treated as a reverse acquisition for accounting purposes, for an aggregate purchase price of $30.6 million. This includes the issuance of 66,801 shares of common stock valued at $30.6 million at the closing market price of the day of merger and the cancellation of 53,607 shares of common stock. As a result of the controlling interest of the former shareholders of ReShape, for financial statement reporting and accounting purposes, ReShape was considered the acquirer under the acquisition method of accounting in accordance with ASC 805-10-55. The reverse acquisition is deemed a capital transaction in substance whereas the historical assets and liabilities of Obalon before the business combination were replaced with the historical financial statements of ReShape in all future filings with the SEC. Acquisition related costs of $2.3 million were recorded in general and administrative expense for the year ended December 31, 2021.

Tangible and intangible assets acquired were recorded based on their estimated fair values at the acquisition date. The excess of the purchase price over the fair value of the net assets acquired was recorded to goodwill. The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed, primarily related to inventory, developed technology, goodwill (including the deductibility for tax purposes) and income tax related accruals:

Current assets	$5,887
Property and equipment, net	796
Right-of-use assets	335
Other assets	1,898
Goodwill	21,566
Developed technology	2,730
Liabilities assumed	(2,650)
Total purchase price	30,562
Less: cash acquired	(5,207)
Total purchase price, net of cash acquired	$25,355

As part of the merger, the Company assumed warrants agreements previously entered into by Obalon that contained a fundamental transaction provision that provide the holders a cash payment based on a Black-Scholes valuation of the warrants. This clause was valid for 30 days subsequent to the date of the transaction. The merger was considered a fundamental transaction provision that allowed the holder to redeem the warrants for cash. The Company performed a preliminary valuation of these warrants and recorded a liability at the time of the merger of $2.0 million. The Company completed its valuation of these warrants which resulted in a liability for the warrants of $1.3 million, the decrease of $0.7 million, to the liability had a corresponding decrease to goodwill. The Company had one of the holders exercise the fundamental transaction option, and rather than paying cash both parties agreed on the Company issuing shares of common stock and new warrants to this investor. See Notes 11 and 12 below for additional details. As the 30 day period passed, the Company valued the remaining warrants using a Black-Scholes model with an exercise price ranging from $13.20 to $15.00 per share, a risk free rate of 0.44%, a volatility rate of 122.1% and a dividend rate of 0. This resulted in a total fair value of $0.9 million as of July 15, 2021, with the change in fair value being recognized as a component of warrant expense. The ending liability of $0.5 million was reclassified from a current liability to APIC.

As of the year ended December 31, 2021, the Company is still finalizing the impact of acquisition accounting on deferred income taxes.

Goodwill includes expected synergies and other benefits the Company believes will result from the acquisition. The developed technology has been capitalized at fair value as an intangible asset with an estimated life of 15 years. The developed technology was determined using the income approach. This approach determines fair value based on cash flow projections which are discounted to present value using a risk-adjusted rate of return, using nonrecurring Level 3 inputs. The discount rate used was 22.0%. For the year ended December 31, 2021, the Company impaired the goodwill due to the decline in market capitalization, for further details see Note 7.

Obalon’s results of operations have been included in our financial statements for the periods subsequent to the consummation of the Merger on June 15, 2021. Obalon contributed no revenue and a net loss of $2.0 million, in addition to the $21.6 million of loss on impairment of goodwill, for the period from June 16, 2021 through December 31, 2021.

Pro Forma Results of Operation (Unaudited)

The following table summarizes the results of operations of the above mentioned acquisition from their respective dates of acquisition included in our consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of acquisition been January 1, 2020:

	Revenue	Net Loss
	(Unaudited)	(Unaudited)
Combined entity: Supplemental pro forma from January 1, 2021 to December 31, 2021	$13,432	$(69,452)
Combined entity: Supplemental pro forma from January 1, 2020 to December 31, 2020	12,887	(33,965)

The information present above is for illustrative purpose only and is not necessarily indicative or results that would have been achieved if the acquisitions had occurred as of the beginning of our 2020 reporting period.